Investments - Acquisition of Logitel Offshore Holding AS - Additional Information (Detail) (USD $)	12 Months Ended			0 Months Ended	1 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Aug. 11, 2014 FloatingAccommodationUnits	Feb. 28, 2015 FloatingAccommodationUnits	May 02, 2013	Aug. 31, 2014 PurchaseOrder
Net Investment Income [Line Items]
Revenue	$ 1,993,920,000	$ 1,830,085,000	$ 1,980,771,000
Net loss	124,002,000	35,480,000	(311,116,000)
Newbuildings [Member]
Net Investment Income [Line Items]
Expected cost of project	2,800,000,000
Logitel Offshore Holdings [Member]
Net Investment Income [Line Items]
Number of floating accommodation units				3
Expected cost of project				588,000,000
Revenue	0
Net loss	(1,000,000)
Logitel Offshore Holdings [Member] | Order or Production Backlog [Member]
Net Investment Income [Line Items]
Number of options to order				6
Logitel Offshore Holdings [Member] | Delivered [Member]
Net Investment Income [Line Items]
Operating lease arrangement period, lessor	3 years
Logitel Offshore Holdings [Member] | Delivered [Member] | Subsequent Events [Member]
Net Investment Income [Line Items]
Number of floating accommodation units					1
Logitel Offshore Holdings [Member] | Newbuildings [Member]
Net Investment Income [Line Items]
Number of floating accommodation units				1
Teekay Offshore [Member]
Net Investment Income [Line Items]
Portion of purchase price paid in cash						253,000,000
Teekay Offshore [Member] | Logitel Offshore Holdings [Member]
Net Investment Income [Line Items]
Percentage of ownership acquired				100.00%
Portion of purchase price paid in cash				4,000,000
Potential additional cash amount for purchase price				27,600,000
Teekay Offshore [Member] | Logitel Offshore Holdings [Member] | Order or Production Backlog [Member]
Net Investment Income [Line Items]
Repayment of non-interest bearing amount on bond				30,000,000
Long-term debt, maturities, repayment terms	Within six months of delivery of each of the three FAUs ordered from COSCO
Teekay Offshore [Member] | Logitel Offshore Holdings [Member] | Newbuildings [Member]
Net Investment Income [Line Items]
Number of floating accommodation units				2
Teekay Offshore [Member] | Logitel Offshore Holdings [Member] | Newbuildings [Member] | Order or Production Backlog [Member]
Net Investment Income [Line Items]
Repayment of non-interest bearing amount on bond	10,000,000
Debt conversion	If Logitel orders additional FAUs with the Sevan cylindrical design, Logitel will be required to pay Sevan up to $11.9 million for each of the next three FAUs ordered. If the fourth of six options with COSCO is not exercised by its option expiry date on November 30, 2016, Sevan has a one-time option to receive the remaining two options with COSCO
Teekay Offshore [Member] | Logitel Offshore Holdings [Member] | Option To Order Exercised [Member] | Order or Production Backlog [Member]
Net Investment Income [Line Items]
Number of options to order							1
Teekay Offshore [Member] | Sevan Marine [Member] | Newbuildings [Member] | Additional Order Or Production Backlog [Member] | Maximum [Member]
Net Investment Income [Line Items]
Repayment of non-interest bearing amount on bond				$ 11,900,000